Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 12: - SHAREHOLDERS’ EQUITY

a.	The number of Ordinary Shares outstanding at December 31, 2025, and 2024 does not include 5,189 Ordinary Shares issued, which are held by a subsidiary, and 30,843 Ordinary Shares issued which are held by the Company.

Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividends.

b.	Share option plan:

1.	The Company has granted options under an option plan as follows:

a)	The 2013 Share Option Plan:

On April 3, 2013, the Company approved a new share option plan (the “2013 Share Option Plan”). The 2013 Share Option Plan provides for the grant of options to purchase Ordinary Shares to provide incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company’s Board of Directors (the “Board”) elected the “Capital Gains Route”.

On February 19, 2015, the Board adopted an amendment to the 2013 Share Option Plan pursuant to which the Company may grant options to purchase its Ordinary Shares and RSUs to its employees, directors, consultants and contractors. The 2013 Share Option Plan expired on April 2, 2023.

b)	During the year ended December 31, 2023, the Company’s Board approved the grant of 235,000 RSUs to certain employees and directors of the Company. Such RSUs have vesting schedules of 2-4 years, commencing as of the date of grant under the 2013 Share Option Plan.

c)	The 2023 Equity Incentive Plan:

On March 28, 2023, the Company’s Board adopted a new equity incentive plan named the “2023 Equity Incentive Plan” pursuant to which the Company may grant options to purchase its Ordinary Shares and RSUs to its employees, directors, consultants and contractors. The 2023 Equity Incentive Plan expires on March 28, 2033.

d)	During the year ended December 31, 2023, the Company’s Board approved the grant of 963,500 RSUs to certain employees and directors of the Company. Such RSUs have vesting schedules of 2-4 years, commencing as of the date of grant under the 2023 Equity Incentive Plan.

e)	During the year ended December 31, 2024, the Company’s Board approved the grant of 997,364 RSUs and 112,028 options to certain employees and directors of the Company. Such RSUs have vesting schedules of 1-4 years, commencing as of the date of grant under the 2023 Equity Incentive Plan.
f)	During the year ended December 31, 2025, the Company’s Board approved the grant of 348,184 RSUs and 22,960 options to certain employees and directors of the Company. Such RSUs have vesting schedules of 2-4 years, commencing as of the date of grant under the 2023 Equity Incentive Plan.

As of December 31, 2025, the aggregate total number of shares reserved under the 2023 Equity Incentive Plan, is 3,000,000, out of which 853,939 Ordinary Shares are still available for future grants under the 2023 Equity Incentive Plan as of that date.

2.	Stock options for the year ended December 31, 2025 under the Company’s plans are as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2025	151,625	$9.48	$5.56	7.43	437
Granted	22,960	11.89	6.27
Exercised	(41,770)	7.98	3.87
Outstanding as of December 31, 2025	132,815	10.37	$6.21	8.59	360
Vested and expected to vest at December 31, 2025	86,983	10.34	6.19	8.45	238
Exercisable as of December 31, 2025	80,313	$10.37	$6.18	8.42	217

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of fiscal 2025 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2025. This amount is impacted by the changes in the fair market value of the Company’s Ordinary Shares.

A summary of options data for the years ended December 31, 2023, 2024 and 2025, is as follows:

	Year ended December 31,
	2025	2024	2023

Weighted-average grant date fair value of options granted	$6.27	$6.27	$-
Total intrinsic value of the options exercised	$231	$-	$-
3.	RSUs for the year ended December 31, 2025 under the Company’s 2013 Share Option Plan and 2023 Equity Incentive Plan are as follows:

	Number of RSUs	Weighted average grant date fair value per share

Outstanding as of January 1, 2025	1,470,926	$9.05
Granted	348,184	12.38
Vested	(635,339)	9.49
Cancelled	(44,775)	8.95
Outstanding as of December 31, 2025	1,138,996	$9.83

4.	The weighted average fair value of options granted during the year ended December 31, 2025 and 2024 was $6.27. No options were granted during the year ended December 31, 2023.

5.	The weighted average fair values of RSUs granted during the years ended December 31, 2025, 2024 and 2023 were $12.38, $9.67 and $8.43 per share, respectively.

6.	The total fair value of RSUs, as of their respective release dates, was $8,326, $6,138, and $5,421 during the years ended December 31, 2025, 2024, and 2023, respectively.

7.	The total fair value of options, as of their respective release dates, was $162 during the year ended December 31, 2025 and there were no options exercised during the years ended December 31, 2024, and 2023.

8.	The following table summarizes the allocation of the Company’s share-based compensation within the consolidated statements of income:

	Year ended December 31,
	2025	2024	2023

Cost of revenues	$387	$381	$440
Research and development, net	1,776	2,047	2,690
Sales and marketing	2,265	2,024	1,819
General and administrative	1,688	1,645	1,168
	$6,116	$6,097	$6,117

9.	As of December 31, 2025, there are $10,144 of total unrecognized costs related to non-vested options and RSUs that are expected to be recognized over a weighted average period of 2 years.